CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2018
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	346,764	317,260	503,676	73,257
Customer B	94,974	*	*	*
Customer C	*	118,970	*	*

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Customer A	73,442	122,504	17,817